RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

11.       RECENT ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU 2011-11, Balance Sheet (Topic 210), Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”), which requires entities to disclose information about financial instructions and derivative instruments that have been offset or that subject to enforceable master netting agreements, to enable users of its financial statements to understand the effect of those arrangements on its financial statements to understand the effect of those arrangements on its financial position.  Entities will be required to provide both net (offset amounts) and gross information in the notes to the financial statements for relevant assets and liabilities that are offset or subject to the arrangements.  The amendments in ASU 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013, and an entity should provide the disclosures required by the amendments retrospectively for all comparable periods presented.  The Partnership is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.

In January 2013, FASB issued ASU 2013-01, Balance Sheet (Topic 210), clarifying the scope of the disclosure about Offsetting Assets and Liabilities (“ASU 2013-01”). This update clarifies that the scope of ASU 2011-11 applied to derivatives accounted for in accordance with Topic 815.  This update is in effect for interim and annual periods beginning on or after January 1, 2013, and an entity should provide the disclosures required by the amendments retrospectively for all the comparable periods presented.  The Partnership is in the process of evaluating the disclosure requirements and any impact the new disclosures will have on its financial statements.